STOCKHOLDERS DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
STOCKHOLDERS DEFICIT
NOTE 7 - STOCKHOLDERS DEFICIT

On January 30, 2020, the Company amended its Articles of Incorporation and authorized 5,000,000,000 shares of common stock (previously 2,000,000,000 shares) and 100,000,000 shares of preferred stock (previously 60,000,000 shares), of which 60,000,000 shares are designated as Class A Convertible Preferred Stock and 40,000,000 shares of preferred stock remain undesignated. The Company has retroactively reflected this amendment as of December 31, 2019.

Class A Convertible Preferred Shares

As of March 31, 2020 and December 31, 2019, the Company had authorized 100,000,000 shares, respectively, of preferred stock, $0.0001 per value per share, of which 60,000,000 shares are designated as Series A Convertible Preferred Stock (“Class A Stock”) with $0.0001 par value per share, of which 54,200,000 shares were issued and outstanding as of March 31, 2020 and December 31, 2019, respectively. As of March 31, 2020 and December 31, 2019, a total of 40,000,000 shares of preferred stock remain undesignated and unissued.

Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,355,000,000 shares of common stock assuming full conversion of all outstanding shares. No dividends are payable unless declared by the Board of Directors. Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share.

Common Shares

As of March 31, 2020, the Company’s authorized common stock was 5,000,000,000 shares, at $0.0001 par value per share, with 1,745,314,333 and 1,698,279,820 shares issued and outstanding as of March 31, 2020 and December 31, 2019, respectively.

Shares issued during the three months ended March 31, 2020

During the three months ended March 31, 2020, the Company issued an aggregate of 32,034,513 shares of common stock to an investor for the conversion of a total of $78,421 of convertible debt and accrued interest.

On January 13, 2020, the Company issued 10,000,000 shares of common stock to a consultant for services with a fair value of $88,000, or $0.0088 per share.

On March 12, 2020, the Company issued 5,000,000 shares of common stock to a consultant for services with a fair value of $30,000, or $0.0060 per share.

Class A Convertible Preferred Shares

As of December 31, 2019 and 2018, the Company had authorized 100,000,000 and 60,000,000 shares, respectively, of preferred stock, $0.0001 per value per share, of which 60,000,000 shares are designated as Series A Convertible Preferred Stock ( Class A Stock ) with $0.0001 par value per share, of which 54,200,000 and 50,950,000 shares were issued and outstanding as of December 31, 2019 and 2018, respectively. As of December 31, 2019, a total of 40,000,000 shares of preferred stock remain undesignated and unissued.

Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,355,000,000 shares of common stock assuming full conversion of all outstanding shares. No dividends are payable unless declared by the Board of Directors. Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share.

Shares issued during the years ended December 31, 2019

On January 3, 2019, the Company issued 10,500,000, shares of common stock to a former director for the conversion of 1,750,000 shares of Class A Stock.

On May 23, 2019, the Company issued 100,000,000 shares of common stock to the Company s CEO for the conversion of 4,000,000 shares of Class A Stock.

On May 31, 2019, the Company issued a total of 10,000,000 shares of Class A Stock to directors for compensation resulting in compensation expense of $3,100,000.

On July 22, 2019 and August 2, 2019, the Company issued an aggregate of 25,000,000 shares of common stock to a director of the Company for the conversion of an aggregate of 1,000,000 shares of Class A Stock.

Shares issued during the years ended December 31, 2018

On January 8, 2018, the Company s CEO converted 3,000,000 shares of the Company s Class A Stock into 75,000,000 shares of the Company s common stock.

On January 31, 2018, the Company s president converted 800,000 shares of the Company s Class A Stock into 20,000,000 shares of the Company s common stock.

On September 12, 2018, the Company issued 1,000,000 shares of the Company s Class A Stock with a value of $710,000 to a director for services.

On December 31, 2018, the Company issued 6,000,000 shares of the Company s Class A Stock with a value of $1,784,400 to directors for services.

Common Shares

As of December 31, 2019, the Company s authorized common stock was 5,000,000,000 and 2,000,000,000 shares, respectively, at $0.0001 par value per share, with 1,698,279,820 and 1,236,319,023 shares issued and outstanding as of December 31, 2019 and 2018, respectively.

Shares issued during the year ended December 31, 2019

During the years ended December 31, 2019, the Company issued an aggregate of 135,418,713 shares of common stock to two investors for the conversion of a total of $469,500 of convertible debt and accrued interest.

On March 1, 2019, the Company issued an aggregate of 8,000,000 shares of common stock to a consultant for consulting services at a price of $0.10 per share. The fair value of these shares of $800,000 was included in accrued expenses as of December 31, 2018 and in consulting fees for the year ended December 31, 2018.

On May 16, 2019, the Company issued an aggregate of 156,058,751 shares related the acquisition of the Acquired Assets at a price of $0.0126 per share (See Note 3).

In August and September 2019, the Company issued an aggregate of 23,483,333 shares of common stock to consultants for services at prices ranging from $0.0130 to $0.0184 per share with an aggregate value of $324,050.

In October 2019, the Company issued 3,500,000 shares of common stock to consultants for services at a price of $0.0143 per share with an aggregate value of $50,000.

Shares issued during the Year ended December 31, 2018

On February 15, 2018, a convertible note holder converted $110,000 of convertible debt (the SB Notes ) into 55,000,000 shares of the Company s common stock at a price of $0.002 per share.

On February 22, 2018, the Company issued 25,000,000 shares of the Company s common stock to Corey Lambrecht, a related party noteholder, for conversion of $50,000 of notes purchased from Stockbridge Enterprises, L.P. (the SB Notes ), at a price of $0.002 per share.

On March 7, 2018, the Company issued 600,000 shares of the Company s common stock to a consultant for services.

On March 12, 2018, the Company issued 25,000,000 shares of the Company s common stock to a noteholder for conversion of $50,000 of the SB Notes, at a price of $0.002 per share.

On April 3, 2018, the Company issued 1,428,571 shares of the Company s common stock to a noteholder for conversion of a convertible note payable at a price of $0.007 per share.

On July 2, 2018, the Company issued 23,372,000 shares of the Company s common stock to a noteholder to for $46,744 of accrued interest.

On August 31, 2018, the Company issued 6,979,167 shares of the Company s common stock with a value of $216,354 for an equity interest in ShieldSaver.

In October 2018, the Company issued 9,664,637 shares of common stock to a noteholder for the conversion of $100,000 of debt.

In November 2018, the Company issued 10,316,723 shares of common stock to a noteholder for the conversion of $100,000 of debt.

In December 2018, the Company issued 23,372,000 shares of common stock to a noteholder for the conversion of $46,744 of accrued interest.

In December 2018, the Company issued 25,000,000 shares of common stock to a noteholder for the conversion of $250,000 of debt.